CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 12,146,854	$ 34,686,379
Restricted cash	126,278	9,759,765
Accounts receivable, net of allowance for doubtful accounts	1,905,499	7,089,542
Notes receivable	276,062	122,452
Inventory	4,135,624	12,781,741
Held-for-sale assets	3,808,471	0
Prepaid advertising expenses	474,761	6,161,815
Other prepaid expenses and current assets	6,314,872	9,325,400
Deferred tax assets	1,076,154	953,395
Total current assets	30,264,575	80,880,489
Prepaid land use right, net	7,195,292	7,813,337
Property and equipment, net	16,615,300	26,840,184
Acquired intangible assets, net	876,970	1,178,667
Investments in affiliates	718,121	7,941,850
Available-for-sale securities	181,164,778	0
Convertible loan	3,257,622	0
Other long-term assets	626,108	1,077,935
Total assets	240,718,766	125,732,462
Current liabilities:
Accounts payable	3,061,519	10,405,413
Accrued expenses and other current liabilities	11,855,695	11,824,586
Income taxes payable	2,091,559	1,801,842
Deferred revenue	548,066	666,739
Current portion of long-term debt	0	8,506,324
Total current liabilities	17,556,839	33,204,904
Deferred tax liability	44,449,212	855,709
Total liabilities	$ 62,006,051	$ 34,060,613
Commitments and contingencies (Note 19)
Acorn International, Inc. shareholders’ equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 95,237,174 and 89,018,518 shares issued and 82,749,791 and 76,531,135 shares outstanding as of December 31, 2014 and 2015, respectively)	$ 890,185	$ 952,372
Additional paid-in capital	161,308,330	161,924,810
Accumulated deficits	(126,349,246)	(86,190,592)
Accumulated other comprehensive income	162,580,400	34,584,804
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2014 and 2015, respectively)	(20,109,451)	(20,109,451)
Total Acorn International, Inc. shareholders’ equity	178,320,218	91,161,943
Noncontrolling interests	392,497	509,906
Total equity	178,712,715	91,671,849
Total liabilities and equity	240,718,766	125,732,462
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	1,317,685	2,482,194
Restricted cash	126,278	117,666
Accounts receivable, net of allowance for doubtful accounts	721,713	1,199,717
Inventory	323,008	1,027,639
Held-for-sale assets	1,574,543	0
Other prepaid expenses and current assets	864,070	2,445,557
Deferred tax assets	401,492	426,071
Total current assets	5,328,789	7,698,844
Property and equipment, net	1,729,560	6,439,167
Total assets	7,058,349	14,138,011
Current liabilities:
Accounts payable	158,855	428,782
Accrued expenses and other current liabilities	1,847,559	3,409,738
Income taxes payable	411,732	426,071
Deferred revenue	532,764	666,702
Total liabilities	$ 2,950,910	$ 4,931,293